UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   July 26, 2006

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: 244,996

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications         Common Stocks    000886309     2631   156075 SH       SOLE                   156075
AFC Enterprises                Common Stocks    00104Q107     3612   283300 SH       SOLE                   283300
Agere 6.5% 12/15/09            Conv Bonds       00845VAA8     3214  3238000 SH       SOLE                  3238000
Allstate                       Common Stocks    020002101     3647    66642 SH       SOLE                    66642
Alpha Natural Resources        Common Stocks    02076X102     3879   197700 SH       SOLE                   197700
AmSurg Corp.                   Common Stocks    03232P405     3596   158055 SH       SOLE                   158055
Anadarko Petroleum             Common Stocks    032511107     2790    58512 SH       SOLE                    58512
Analog Devices                 Common Stocks    032654105     2021    62894 SH       SOLE                    62894
Apollo Group CL A              Common Stocks    037604105     4125    79825 SH       SOLE                    79825
Apria Healthcare Group         Common Stocks    037933108     5384   284850 SH       SOLE                   284850
Arlington Tanker Ltd           Common Stocks    G04899103     6053   266866 SH       SOLE                   266866
Aspreva Pharmaceuticals        Common Stocks    04538T109     3253   119850 SH       SOLE                   119850
AT&T                           Common Stocks    845333103      338    12121 SH       SOLE                    12121
Autoliv                        Common Stocks    052800109     2993    52900 SH       SOLE                    52900
Aviza Technology               Common Stocks    05381A105      366    70606 SH       SOLE                    70606
Avocent                        Common Stocks    053893103     4226   161000 SH       SOLE                   161000
Bottomline Technologies        Common Stocks    101388106      632    77700 SH       SOLE                    77700
Buffalo Wild Wings             Common Stocks    119848109     2393    62475 SH       SOLE                    62475
Cardiac Science                Common Stocks    14141A108      694    88000 SH       SOLE                    88000
Career Education               Common Stocks    141665109     4564   152700 SH       SOLE                   152700
Casual Male Retail Group       Common Stocks    148711104     3107   309150 SH       SOLE                   309150
CBS Corp 'B'                   Common Stocks    124857202     4282   158284 SH       SOLE                   158284
CEC Entertainment              Common Stocks    125137109     3598   112004 SH       SOLE                   112004
Celgene                        Common Stocks    151020104     2874    60600 SH       SOLE                    60600
Clark Inc.                     Common Stocks    181457102     3472   263050 SH       SOLE                   263050
Clear Channel Communications   Common Stocks    184502102     5848   188965 SH       SOLE                   188965
Collegiate Pacific             Common Stocks    194589206      909    84550 SH       SOLE                    84550
Corinthian Colleges            Common Stocks    218868107     3707   258150 SH       SOLE                   258150
Digi International             Common Stocks    253798102     5025   401000 SH       SOLE                   401000
Eagle Bulk Shipping            Common Stocks    Y2187A101     6462   453474 SH       SOLE                   453474
Eaton Vance Ltd Duration       Common Stocks    27828H105     1971   113787 SH       SOLE                   113787
Enbridge Energy Partners       Common Stocks    29250R106     1043    23950 SH       SOLE                    23950
Enterprise Prd Prtners LP      Common Stocks    293792107      840    33744 SH       SOLE                    33744
Epix Pharmaceuticals           Common Stocks    26881Q101     1567   360302 SH       SOLE                   360302
Exxon Mobil                    Common Stocks    30231G102      779    12705 SH       SOLE                    12705
Felcor Lodging Pfd             Preferred Stocks 31430F200     2505   102725 SH       SOLE                   102725
First Data                     Common Stocks    319963104     3603    80004 SH       SOLE                    80004
Frontline Ltd                  Common Stocks    G3682E127     2842    75092 SH       SOLE                    75092
Genco Shipping & Trading       Common Stocks    Y2685T107     4560   262700 SH       SOLE                   262700
General Electric               Common Stocks    369604103      359    10902 SH       SOLE                    10902
Haverty Furniture              Common Stocks    419596101     3049   194325 SH       SOLE                   194325
Hub International              Common Stocks    44332P101     1607    61300 SH       SOLE                    61300
ICON Plc ADR                   Common Stocks    45103T107     3260    58950 SH       SOLE                    58950
International Rectifier        Common Stocks    460254105     3622    92685 SH       SOLE                    92685
Intevac                        Common Stocks    461148108     3195   147350 SH       SOLE                   147350
ISIS Pharmaceuticals           Common Stocks    464330109     1921   317550 SH       SOLE                   317550
Keithley Instruments           Common Stocks    487584104     2901   227892 SH       SOLE                   227892
Multi-Fineline Electronix      Common Stocks    62541B101     4161   125360 SH       SOLE                   125360
National Oilwell Varco         Common Stocks    637071101     2772    43770 SH       SOLE                    43770
Navigant International         Common Stocks    63935R108     3813   237885 SH       SOLE                   237885
NBTY, Inc.                     Common Stocks    628782104     3741   156450 SH       SOLE                   156450
Newport Corp                   Common Stocks    651824104     2316   143689 SH       SOLE                   143689
NPS Pharmaceuticals            Common Stocks    62936P103     1108   227059 SH       SOLE                   227059
Omnivision Technologies        Common Stocks    682128103     2626   124350 SH       SOLE                   124350
Oplink Communications          Common Stocks    68375Q106      713    38955 SH       SOLE                    38955
OSI Systems, Inc.              Common Stocks    671044105     2450   137875 SH       SOLE                   137875
Pacer International            Common Stocks    69373H106     2999    92041 SH       SOLE                    92041
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     2425  2467000 SH       SOLE                  2467000
Per-Se Technologies Inc        Common Stocks    713569309      584    23174 SH       SOLE                    23174
PETCO Animal Supplies          Common Stocks    716016209     3753   183700 SH       SOLE                   183700
Plains All Amern Pipeline LP   Common Stocks    726503105     4001    91621 SH       SOLE                    91621
Pogo Producing                 Common Stocks    730448107     3007    65221 SH       SOLE                    65221
Precision Drilling Trust       Common Stocks    740215108     4536   136625 SH       SOLE                   136625
Quanta Services 4% 7/1/07      Conv Bonds       74762EAA0     3133  3181000 SH       SOLE                  3181000
R H Donnelley                  Common Stocks    74955W307     3428    63400 SH       SOLE                    63400
Salix Pharmaceuticals          Common Stocks    795435106     4333   352300 SH       SOLE                   352300
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2295   213456 SH       SOLE                   213456
Ship Finance                   Common Stocks    G81075106     4435   256191 SH       SOLE                   256191
SpectraLink                    Common Stocks    847580107     1943   220255 SH       SOLE                   220255
St. Paul Travelers             Common Stocks    792860108     4498   100904 SH       SOLE                   100904
Standard Microsystems          Common Stocks    853626109     3929   180000 SH       SOLE                   180000
Syneron Medical                Common Stocks    M87245102     4189   200625 SH       SOLE                   200625
Sypris Solutions               Common Stocks    871655106     3439   363918 SH       SOLE                   363918
Tempur-Pedic International     Common Stocks    88023U101     3957   292900 SH       SOLE                   292900
TEPPCO Partners LP             Common Stocks    872384102      831    23575 SH       SOLE                    23575
Triad Hospitals                Common Stocks    89579K109     3382    85450 SH       SOLE                    85450
Tuesday Morning                Common Stocks    899035505     2965   225500 SH       SOLE                   225500
Ultra Petroleum                Common Stocks    903914109     5574    94045 SH       SOLE                    94045
UnitedHealth Group             Common Stocks    91324P102     3610    80625 SH       SOLE                    80625
Universal Display              Common Stocks    91347P105     1107    83151 SH       SOLE                    83151
Viacom CL B NEW                Common Stocks    92553P201     3621   101037 SH       SOLE                   101037